Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	ALPS ETF Trust
Entity Central Index Key	0001414040
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 31, 2019
Prospectus Date	Mar. 31, 2019